LEASES AND COMMITMENTS	12 Months Ended
Dec. 31, 2012
LEASES AND COMMITMENTS
LEASES AND COMMITMENTS

21.                               LEASES AND COMMITMENTS

The Group follows the authoritative pronouncement issued by FASB regarding accounting for leases, in determining the criteria for capital leases.  Leases that do not meet such criteria are classified as operating leases and related rentals are charged to expenses in the year incurred.

The Group leases its facilities, office and residential building under non-cancelable operating lease agreements.  Rental expenses under operating leases for the years ended December 31, 2010, 2011 and 2012 were $4,913, $6,336 and $10,472, respectively.

The Group’s assets under capital leases as of December 31, 2012 were as follows:

Furniture, fixtures and electronic equipment	$197
Less: Accumulated amortization	(106)
$91

Capital leases were classified as “property, plant and equipment” on the balance sheet.  Capital lease amortization expense was $63, $105 and $106 for the years ended December 31, 2010, 2011 and 2012, respectively.

Capital commitment related to purchasing of building and property was $8,855 as of December 31, 2012. Details are disclosed in Note 7.

The following is a summary by years of future minimum lease payments for operating leases and capital commitment that have initial or remaining non-cancelable terms in excess of one year as of December 31, 2012:

Years ended December 31,

2013	$21,625
2014	6,883
2015	5,258
2016	2,608
2017 and thereafter	1,251

Total minimum lease payments	$37,625